Share capital and warrants - 2023 Bought Deal Financing (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 02, 2023 CAD ($) $ / shares shares	Mar. 02, 2022 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	May 30, 2022 shares	Dec. 31, 2021 $ / shares
Share capital and warrants
Number of warrants to purchase common stock					1
Warrants exercise price | (per share)			$ 12.93	$ 17.86	$ 10.70	$ 18.00		$ 30.00
Share issue expense | $			$ 3,396	$ 6,298
Share issue expense paid | $			$ 3,489	$ 7,299
Number of shares issued to Williams Lake First Nation			60,000
2022 Brokered private placement
Share capital and warrants
Number of units issued to each Subscription Receipt holders							1
Total common share and warrants issued		7,752,917
Fair value of the warrants issued | $		$ 1,600
Share issue expense | $		$ 3,500
2022 Brokered private placement | Brokered Units
Share capital and warrants
Number of units issued		9,525,850
Share issuance price | $ / shares		$ 4.45
Proceeds from issuance of units | $		$ 42,400
Number of common stock included in each unit		1
Number of warrants included in each unit		1
Number of warrants to purchase common stock		1
Warrants exercise price | $ / shares		$ 22.80
Warrants exercisable term		5 years
2022 Brokered private placement | Brokered Units | Pre-share consolidation
Share capital and warrants
Warrants exercise price | $ / shares		$ 7.60
2022 Brokered private placement | Brokered Subscription Receipts
Share capital and warrants
Number of receipts issued		13,732,900
Price per receipt | $ / shares		$ 4.45
Gross proceeds from issuance of receipts | $		$ 61,100
2023 Bought Deal Financing
Share capital and warrants
Number of units issued	7,841,850
Share issuance price | $ / shares	$ 6.60
Proceeds from issuance of units | $	$ 51,800
Number of common stock included in each unit	1
Number of warrants included in each unit	1
Number of warrants to purchase common stock	1		1
Warrants exercise price | $ / shares	$ 8.55		$ 8.55
Warrants exercisable term	3 years
Fair value of the warrants issued | $	$ 6,200
Share issue expense | $	$ 3,400